Deutsche
Asset Management
                                                                       [DB Logo]



Summary Prospectus | February 1, 2016



Deutsche Small Cap Growth Fund





 CLASS/Ticker    A   SSDAX    B   SSDBX    C   SSDCX    R   SSDGX    R6   SSDZX    INST   SSDIX    S   SSDSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at deutschefunds.com/mutualpros. You can also get this information at no cost by e-mailing a request to service@db.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated February 1, 2016, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks long-term capital growth.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 39) and Purchase and Redemption of Shares in the fund's SAI (p. II-16).


SHAREHOLDER FEES (paid directly from your investment)


                                  A          B          C           R          R6        INST          S
                         ----------  ---------  ---------  ----------  ----------  ----------  ---------
Maximum sales
charge (load) imposed
on purchases, as % of
offering price                5.75     None       None        None        None        None       None
------------------------      ----     --         --          -           -           -          --
Maximum deferred
sales charge (load), as
% of redemption
proceeds                    None     4.00       1.00          None        None        None       None
------------------------    ------   ----       ----          -           -           -          --
Redemption/exchange
fee on shares owned
less than 15 days, as
% of redemption
proceeds                      2.00   2.00       2.00           2.00        2.00        2.00    2.00
------------------------    ------   ----       ----          -----       -----       -----    ----
Account Maintenance
Fee (annually, for fund
account balances
below $10,000 and
subject to certain
exceptions)                $   20    $20        $20           None        None        None     $20
------------------------   -------   ----       ----          -----       -----       -----    ----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                              A          B          C          R          R6        INST           S
                      ---------  ---------  ---------  ---------  ----------  ----------  ----------
Management fee            0.65       0.65       0.65       0.65       0.65        0.65        0.65
---------------------     ----       ----       ----       ----       ----        ----        ----
Distribution/service
(12b-1) fees              0.24       1.00       1.00       0.50      None        None        None
---------------------     ----       ----       ----       ----      -----       -----       -----
Other expenses            0.51       0.64       0.49       0.56       0.71        0.43        0.50
---------------------     ----       ----       ----       ----      -----       -----       -----
TOTAL ANNUAL FUND
OPERATING EXPENSES        1.40       2.29       2.14       1.71       1.36        1.08        1.15
---------------------     ----       ----       ----       ----      -----       -----       -----
Fee waiver/expense
reimbursement             0.03       0.17       0.02       0.09       0.24        0.00        0.03
---------------------     ----       ----       ----       ----      -----       -----       -----
TOTAL ANNUAL FUND
OPERATING EXPENSES
AFTER FEE WAIVER/
EXPENSE
REIMBURSEMENT             1.37       2.12       2.12       1.62       1.12        1.08        1.12
---------------------     ----       ----       ----       ----      -----       -----       -----

The Advisor has contractually agreed through January 31, 2017 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at ratios no higher than 1.37%, 2.12%, 2.12%, 1.62%, 1.12%, and 1.12% for Class A, Class B,
Class C, Class R, Class R6 and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class A, Class B, Class C, Class R, Class R6 and Class S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEARS           A         B         C         R        R6      INST         S
-------  --------  --------  --------  --------  --------  --------  --------
1        $ 706     $ 615     $ 315     $ 165     $ 114     $ 110     $ 114
--       -----     -----     -----     -----     -----     -----     -----
3          990       999       668       530       407       343       362
--       -----     -----     -----     -----     -----     -----     -----
5        1,294     1,410     1,147       920       722       595       630
--       -----     -----     -----     -----     -----     -----     -----
10       2,156     2,183     2,471     2,012     1,614     1,317     1,395
--       -----     -----     -----     -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C         R        R6      INST         S
-------  --------  --------  --------  --------  --------  --------  --------
1        $ 706     $ 215     $ 215     $ 165     $ 114     $ 110     $ 114
--       -----     -----     -----     -----     -----     -----     -----
3          990       699       668       530       407       343       362
--       -----     -----     -----     -----     -----     -----     -----
5        1,294     1,210     1,147       920       722       595       630
--       -----     -----     -----     -----     -----     -----     -----
10       2,156     2,183     2,471     2,012     1,614     1,317     1,395
--       -----     -----     -----     -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion. On or about February 10, 2016, all remaining Class B shares will automatically convert to Class A shares.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2015: 58%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks and other securities with equity characteristics of US smaller capitalization companies. For purposes of this 80% investment limitation, the term assets is defined as net assets, plus the amount of any borrowings for investment purposes, and the small capitalization equity universe is defined as the bottom 20% of the total domestic equity market capitalization (at the time of initial investment), using a minimum market capitalization of $10 million. As of December 31, 2015, companies in which the fund typically invests have a market capitalization range of between $250 million and $3.9 billion. The fund may also invest in other types of equity securities such as preferred stocks or convertible securities. The fund may invest up to 20% of its assets in the stocks of non-US companies, including those in emerging markets, and large capitalization stocks.


MANAGEMENT PROCESS. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process that combines financial analysis with company visits to evaluate management and strategies.


Company research is significant to the investment process. Portfolio management uses a "bottom-up" approach to picking securities, focusing on stocks that it believes have superior growth prospects and above average intermediate to long-term performance potential.


Portfolio management emphasizes individual selection of small company stocks across all economic sectors, early in their growth cycles and which portfolio management believes to have the potential to be the blue chips of the future. Portfolio management generally seeks companies it believes have a leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources. Portfolio management also looks for estimated above-average growth in revenues and earnings and a balance sheet that portfolio management believes can support this growth potential with sufficient working capital and manageable levels of debt.


Portfolio management follows a disciplined selling process that seeks to lessen risk, and will normally sell a stock when its price reaches portfolio management's expectations, portfolio management believes there is a material change in the company's fundamentals, other investments offer better opportunities or in an effort to readjust the weighted average market capitalization of the fund.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to



                                       2
                                                  Deutsche Small Cap Growth Fund


                                             SUMMARY PROSPECTUS February 1, 2016
investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

GROWTH INVESTING RISK. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and the fund may have to sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]



  2006      2007       2008       2009       2010       2011      2012       2013       2014      2015
  4.73      5.63       -50.39     39.93      29.69      2.67      11.08      44.19      2.44       -2.51





                    RETURNS    PERIOD ENDING
 BEST QUARTER      25.24%      June 30, 2009
 WORST QUARTER     -32.52%     December 31, 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2015 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                       3
                                                  Deutsche Small Cap Growth Fund


                                             SUMMARY PROSPECTUS February 1, 2016

                                       CLASS           1          5         10
                                   INCEPTION        YEAR      YEARS      YEARS
                                ------------  ----------  ---------  ---------
CLASS A before tax               6/28/2002        -8.11       9.13       4.43
------------------------------  ----------       ------      -----       ----
  After tax on distribu-
  tions                                           -9.37       7.95       3.68
  After tax on distribu-
  tions and sale of fund
  shares                                          -3.49       7.47       3.63
------------------------------  ----------       ------      -----       ----
CLASS B before tax               6/28/2002        -6.00       9.43       4.21
------------------------------  ----------       ------      -----       ----
CLASS C before tax               6/28/2002        -3.23       9.62       4.26
------------------------------  ----------       ------      -----       ----
INST CLASS before tax           12/20/2004        -2.24      10.86       5.41
------------------------------  ----------       ------      -----       ----
CLASS S before tax              12/20/2004        -2.26      10.71       5.31
------------------------------  ----------       ------      -----       ----
RUSSELL 2000 (Reg. TM) GROWTH
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                         -1.38      10.67       7.95
------------------------------  ----------       ------      -----       ----



                                      CLASS           1       SINCE
                                  INCEPTION        YEAR   INCEPTION
                                -----------  ----------  ----------
CLASS R before tax               5/1/2012        -2.80       10.13
------------------------------  ---------       ------       -----
RUSSELL 2000 (Reg. TM) GROWTH
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                        -1.38       12.40
------------------------------  ---------       ------       -----
CLASS R6 before tax             8/25/2014        -2.40        0.52
------------------------------  ---------       ------       -----
RUSSELL 2000 (Reg. TM) GROWTH
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                        -1.38        3.28
------------------------------  ---------       ------       -----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

JOSEPH AXTELL, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2006.


RAFAELINA M. LEE, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2008.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                               AUTOMATIC
                                              UGMAS/          INVESTMENT
                   NON-IRA            IRAS     UTMAS               PLANS
         -----------------  --------------  --------  ------------------
A B C        1,000                 500       1,000             500
-------      -----                 ---       -----             ---
R               None              N/A         N/A             N/A
--           -----                ----       -----            ----
R6              None              N/A         N/A             N/A
--           -----                ----       -----            ----
INST     1,000,000                N/A         N/A             N/A
--       ---------                ----       -----            ----
S            2,500               1,000       1,000           1,000
--       ---------               -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Class R, Class R6 and Institutional Class shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.



TO PLACE ORDERS


MAIL           New Accounts             Deutsche Asset Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. On or about February 10, 2016, all remaining Class B shares will automatically convert to Class A shares. Institutional Class shares are generally available only to qualified institutions. Class R shares and Class R6 shares are generally available only to certain retirement plans. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may



                                       4
                                                  Deutsche Small Cap Growth Fund


                                             SUMMARY PROSPECTUS February 1, 2016
create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

No such payments are made with respect to Class R6 shares. To the extent the fund makes such payments with respect to another class of its shares, the expense is borne by the other share class.


                                       5
                                                  Deutsche Small Cap Growth Fund
                                   SUMMARY PROSPECTUS February 1, 2016 DSCGF-SUM